Credit Risk - Disclosure of ECL Reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Less: Recoveries net of collection costs	£ 14	£ 23	£ (10)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(870)
Ending balance	(813)	(870)
ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	117	111
Change in economic scenarios	(8)	(64)
Change to ECL models	0	6
New lending and assets purchased	92	141
Redemptions, repayments and assets sold	(169)	(192)
Changes in risk parameters and other movements	159	104
Assets written off	(248)	(230)
Net movement in the period	(57)	(124)
ECL charge/(release) to the Income Statement	191	106
Less: Discount unwind	(21)	(24)
Less: Recoveries net of collection costs	23	(12)
Total ECL charge/(release) to the Income Statement	193	70
ECL | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(870)	(994)
Ending balance	(813)	(870)	(994)
Stage 1 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(153)
Ending balance	(157)	(153)
Stage 2 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(359)
Ending balance	(302)	(359)
Stage 3 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(358)
Ending balance	(354)	(358)
Exposures - On balance sheet
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
New lending and assets purchased	55,622	35,240
Redemptions, repayments and assets sold	(36,708)	(43,553)
Changes in risk parameters and other movements	(8,742)	(1,830)
Assets written off	(591)	(342)
Net movement in the period	9,581	(10,485)
Exposures - On balance sheet | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	290,484	300,969
Ending balance	300,065	290,484	300,969
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(10)	(11)
Transfers from Stage 2 to Stage 1	78	118
Transfers to Stage 3	(1)	(2)
Transfers from Stage 3	0	2
Transfers of financial instruments	67	107
Net ECL remeasurement on stage transfer	(69)	(107)
Change in economic scenarios	(10)	(20)
Change to ECL models	0	(5)
New lending and assets purchased	41	43
Redemptions, repayments and assets sold	(29)	(44)
Changes in risk parameters and other movements	4	9
Assets written off	0	0
Net movement in the period	4	(17)
ECL charge/(release) to the Income Statement	4	(17)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge/(release) to the Income Statement	4	(17)
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(153)	(170)
Ending balance	(157)	(153)	(170)
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(7,151)	(12,030)
Transfers from Stage 2 to Stage 1	6,297	9,543
Transfers to Stage 3	(242)	(437)
Transfers from Stage 3	2	36
Transfers of financial instruments	(1,094)	(2,888)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	(2,287)
New lending and assets purchased	54,492	33,906
Redemptions, repayments and assets sold	(31,365)	(37,638)
Changes in risk parameters and other movements	(9,311)	1,187
Assets written off	0	0
Net movement in the period	12,722	(7,720)
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1 | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	266,290	274,010
Ending balance	279,012	266,290	274,010
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	10	11
Transfers from Stage 2 to Stage 1	(78)	(118)
Transfers to Stage 3	(31)	(34)
Transfers from Stage 3	17	34
Transfers of financial instruments	(82)	(107)
Net ECL remeasurement on stage transfer	83	96
Change in economic scenarios	7	(44)
Change to ECL models	0	37
New lending and assets purchased	38	58
Redemptions, repayments and assets sold	(79)	(69)
Changes in risk parameters and other movements	(24)	(74)
Assets written off	0	0
Net movement in the period	(57)	(103)
ECL charge/(release) to the Income Statement	(57)	(103)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge/(release) to the Income Statement	(57)	(103)
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(359)	(462)
Ending balance	(302)	(359)	(462)
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	7,151	12,030
Transfers from Stage 2 to Stage 1	(6,297)	(9,543)
Transfers to Stage 3	(858)	(848)
Transfers from Stage 3	292	417
Transfers of financial instruments	288	2,056
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	2,361
New lending and assets purchased	1,086	1,170
Redemptions, repayments and assets sold	(4,298)	(4,672)
Changes in risk parameters and other movements	198	(3,372)
Assets written off	0	0
Net movement in the period	(2,726)	(2,457)
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2 | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	21,422	23,879
Ending balance	18,696	21,422	23,879
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	32	36
Transfers from Stage 3	(17)	(36)
Transfers of financial instruments	15	0
Net ECL remeasurement on stage transfer	103	122
Change in economic scenarios	(5)	0
Change to ECL models	0	(26)
New lending and assets purchased	13	40
Redemptions, repayments and assets sold	(61)	(79)
Changes in risk parameters and other movements	179	169
Assets written off	(248)	(230)
Net movement in the period	(4)	(4)
ECL charge/(release) to the Income Statement	244	226
Less: Discount unwind	(21)	(24)
Less: Recoveries net of collection costs	23	(12)
Total ECL charge/(release) to the Income Statement	246	190
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(358)	(362)
Ending balance	(354)	(358)	(362)
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,100	1,285
Transfers from Stage 3	(294)	(453)
Transfers of financial instruments	806	832
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	(74)
New lending and assets purchased	44	164
Redemptions, repayments and assets sold	(1,045)	(1,243)
Changes in risk parameters and other movements	371	355
Assets written off	(591)	(342)
Net movement in the period	(415)	(308)
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3 | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,772	3,080
Ending balance	£ 2,357	£ 2,772	£ 3,080